Financial obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 27, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 02, 2009
Disclosure of Financial obligations [Line Items]
Notional amount	$ 275,000,000	$ 275,000,000	$ 275,000,000
Debt issuance costs	(2,425,000)	(3,119,000)
Debt issuance costs	(3,803,000)	(3,119,000)
Borrowings	272,575,000	271,881,000
Financial liabilities	633,083,000	592,342,000		$ 353,710,000	$ 383,305,000
Classification by maturity:
Current portion	83,991,000	40,110,000
Non-current portion (f)	549,092,000	552,232,000
Financial Liabilities	633,083,000	592,342,000		$ 353,710,000	$ 383,305,000
Empresa de Generacion Huanza S.A. [Member]
Classification by maturity:
Finance lease liabilities						$ 119,000,000
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Debt issuance costs	(1,377,000)	0
Financial liabilities	198,087,000	136,985,000
Classification by maturity:
Financial Liabilities	198,087,000	136,985,000
Finance lease liabilities	118,087,000	136,812,000
BBVA Banco Continental S.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	61,667,000	61,667,000
BBVA Banco Continental S.A. [Member] | Contacto Corredores de Seguros S.A. [Member]
Classification by maturity:
Finance lease liabilities	10,000	53,000
Banco de Credito del Peru [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	61,667,000	61,667,000
CorpBanca New York Branch [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	61,666,000	61,666,000
Banco Internacional del Peru [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	30,000,000	30,000,000
Banco Internacional del Peru [Member] | Empresa de Generacion Huanza S.A. [Member]
Classification by maturity:
Finance lease liabilities	119,464,000	136,812,000
Banco Internacional del Peru [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Classification by maturity:
Finance lease liabilities	162,411,000	176,062,000
Banco Internacional del Peru [Member] | Buenaventura Ingenieros S.A. [Member]
Classification by maturity:
Finance lease liabilities	0	7,361,000
ICBC Peru Bank [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	25,000,000	25,000,000
Banco Latinoamericano de Comercio Exterior S.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	20,000,000	20,000,000
Banco de Sabadell, Miami Branch [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	15,000,000	15,000,000
Mid-term financial obligation [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Classification by maturity:
Finance lease liabilities	$ 80,000,000	$ 173,000